THE LIPPER FUNDS, INC.
                           101 Park Avenue, 6th Floor
                               New York, NY 10178
                            Telephone: (212) 883-6333
                            Facsimile: (212) 883-8701



August 30, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549
Attn:  Division of Investment Management

Re:  The Lipper Funds, Inc.
     Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A Securities Act File No. 33-97984/Investment Company Act File No. 801-9108

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), The Lipper Funds, Inc. (the "Company") hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 11 to the Company's Registration Statement on Form N-1A, constituting the most recent amendment to the Company's Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 11 to the Company's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on August 30, 2001.


Very truly yours,




/s/ LAWRENCE S. BLOCK
----------------------
    Lawrence S. Block
    Vice President and
    General Counsel